Exceptional Items - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets		$ (93)
Derecognition of lease liabilities		71
Gain on termination of lease		30
Fair value gains/(losses) on contingent purchase consideration	$ 6	13		$ 27
Repayments of bonds, notes and debentures		290
Non-current assets	2,650	2,796
Lease liabilities	419	450
Impairment loss		4
Provisions charged to income statement (incl onerous contracts)	40
Impairment loss on financial assets	0	88		$ 8
Derecognition of right of use assets and lease liabilities	$ 0	$ 22
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Tax rate effect from change in tax rate	(7.00%)	2.90%	2.90%	(0.40%)
Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		$ 8
EMEAA [member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets	$ 9	9
Right-of-use assets [member]
Disclosure Of Exceptional Items [line items]
Impairment loss	0
Derecognition of right of use assets net book value		49
Right-of-use assets [member] | EMEAA [member]
Disclosure Of Exceptional Items [line items]
Impairment loss		$ 5
2022 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | £					£ 400
Repayments of bonds, notes and debentures | £			£ 227
Bond interest rate		3.875%			3.875%	3.875%
Maturity date		October 08, 2022	October 08, 2022
2024 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | €						€ 500
Bond interest rate		1.625%			1.625%	1.625%
Maturity date		October 08, 2024	October 08, 2024
2028 Bonds [Member]
Disclosure Of Exceptional Items [line items]
Notional amount | £					£ 400
Bond interest rate		3.375%			3.375%	3.375%
Maturity date		October 08, 2028	October 08, 2028
UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets		$ 22
Derecognition of lease liabilities		40
Non-current assets	0	0
Lease liabilities	0	0
Contingent consideration recognised as of acquisition date	0	0
Derecognition of right of use assets and lease liabilities		18
Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		4
Exceptional items [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to income statement (incl onerous contracts)		10
Exceptional items [member] | EMEAA [member]
Disclosure Of Exceptional Items [line items]
Litigation settlement amount		14
Exceptional items [member] | UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Fair value gains/(losses) on contingent purchase consideration		21		$ 38
Impairment on goodwill				49
Derecognition of right of use assets and lease liabilities		18
Exceptional items [member] | UK Portfolio [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		4
Exceptional items [member] | UK Portfolio [member] | Onerous Contracts Provisions [Member]
Disclosure Of Exceptional Items [line items]
Provisions charged to income statement (incl onerous contracts)		10
Exceptional items [member] | UK Portfolio [member] | Right-of-use assets [member]
Disclosure Of Exceptional Items [line items]
Impairment loss				32
Gain on Lease Termination [Member]
Disclosure Of Exceptional Items [line items]
Derecognition of right-of-use assets		60
Derecognition of lease liabilities		90
Exceptional Tax Items [Member]
Disclosure Of Exceptional Items [line items]
Exceptional Tax Credit Amount	$ 26
Applicable tax rate	19.00%
Tax rate effect from change in tax rate	25.00%
Deferred tax credit arising from remasurement of Siginificant US deferred tax reforms	$ 4
Tax effect from change in tax rate	34
Consultancy expense [member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs				6
Severance Costs [member] | Exceptional items [member] | Cost of Sales [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs				8
System Fund [member] | Exceptional items [member] | Administrative Expenses [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs		20		$ 28
SVC [Member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets		33
Trade deposits and loans [member]
Disclosure Of Exceptional Items [line items]
Impairment loss on financial assets	$ (15)	$ (15)